Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[2]	Sep. 30, 2015	[2]	Jun. 30, 2015	[2]	Mar. 31, 2015	[3]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Tax Disclosure [Abstract]
Earnings (loss) from continuing operations before income taxes and equity earnings	$ 280		$ 373		$ (14)		$ 317		$ 265		$ 329		$ 266		$ 406		$ 956	[1]	$ 1,266	[2]	$ 872
Statutory U.S. income tax rate																	35.00%		35.00%		35.00%
Tax expense (benefit) using statutory U.S. income tax rate																	$ 335		$ 443		$ 305
State and local income taxes																	15		27		10
Tax rate and permanent differences on non-U.S. earnings																	(27)		(44)		(72)
Net U.S. tax on non-U.S. dividends																	21		12		16
Tax benefit on manufacturing activities																	(12)		(14)		(46)
Non-deductible business expenses																	9		8		7
Non-deductible impairments																	0		109		35
Sale of non-strategic assets																	(12)		61		0
Tax audits																	(14)		0		0
Subsidiary liquidation																	(63)		0		(85)
Retirement plan dividends																	(6)		(5)		(5)
Tax credits																	(28)		(15)		(34)
Other, net																	5		6		(8)
Income tax provision (benefit)																	$ 247		$ 466		$ 123
Effective income tax rate																	26.00%		37.00%		14.00%

[1]	Includes the following pre-tax charges (gains): 2016In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs $9 $— $— $—India Packaging evaluation write-off — — 17 —Early debt extinguishment costs — — 29 —Write-off of certain regulatory pre-engineering costs — — 8 —Costs associated with the newly acquired pulp business — 5 7 19Asia Box impairment / restructuring 37 28 5 —Gain on sale of investment in Arizona Chemical (8) — — —Turkey mill closure — — — 7Amortization of Weyerhaeuser inventory fair value step-up — — — 19Total $38 $33 $66 $45
[2]	Includes the following pre-tax charges (gains): 2015In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs, net of proceeds from sale of the Carolina Coated Bristols brand $— $(14) $7 $15Timber monetization restructuring — — 17 (1)Early debt extinguishment costs — 207 — —Refund and state tax credits — (4) — —IP-Sun JV impairment — — 186 (12)Legal reserve adjustment — — — 15Impairment of Orsa goodwill and trade name intangible — — — 137Other items — 1 1 4Total $— $190 $211 $158
[3]	Includes the following tax expenses (benefits): 2015 Q1 Q2 Q3 Q4Tax expense for cash pension $— $23 $— $—Tax benefit related to IP-Sun JV — — (67) —Other items — 5 — 2Tax impact of other special items — (67) (3) (13)Total $— $(39) $(70) $(11)